Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AQR Funds
Prospectus Date	rr_ProspectusDate	Jan. 29, 2023
AQR International Defensive Style Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AQR International Defensive Style Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AQR International Defensive Style Fund (the “Fund”) seeks total return.Total return consists of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2022, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through January 28, 2024, as discussed in Footnote No. 1 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues a “defensive” investment style, seeking to provide downside protection with upside potential through active stock selection, risk management and diversification.The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in Equity Instruments of International Issuers. Equity Instruments include common stock, preferred stock, warrants, exchange-traded funds that invest in equity securities, stock index futures, depositary receipts, real estate investment trusts or securities with similar characteristics and other derivative instruments where the reference asset is an equity security. An issuer will be considered an International Issuer if it is organized, domiciled, or has a principal place of business in a country that is part of the MSCI World ex-USA Index, or if an instrument provides exposure to the change in value of a company that meets that definition. However, the Fund may also invest in issuers organized, domiciled, or with a principal place of business in other countries if the Adviserconsiders it advisable to achieve the Fund’s investment objective. The Fund can invest in companies of any size and may invest to a significant extent in small- and mid-cap companies from time to time in the discretion of the Adviser. There is no guarantee that the Fund’s objective will be met.The Fund may engage in currency transactions with counterparties primarily in order to mitigate the volatility associated with particular currencies in which portfolio holdings are denominated and to provide temporary exposure to a particular currency in lieu of leaving cash inflows uninvested. Currency transactions include forward currency contracts and exchange listed currency futures. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The Fund seeks to diversify currency exposures and to avoid the risk of high exposures to any one currency, including U.S. dollars.The Fund pursues a defensive investment style, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. In other words, the Fund expects to lag the performance of traditional international equity funds when these markets are rising, but to exceed the performance of traditional international equity funds during international equity market declines. To achieve this result, the Fund will be broadly diversified across companies, industries and countries and will invest in companies that the Adviser has identified to have low measures of risk and high quality (e.g., stable companies in good business health). The Adviser believes that the stocks of these types of companies may tend to be lower “beta” stocks and that lower “beta” stocks generally are less volatile than higher “beta” stocks (that is, their value has a lower sensitivity to fluctuations in the securities markets). The Adviser expects low “beta” and high quality stocks to produce higher risk-adjusted returns over a full market cycle than high “beta” or poor quality stocks.The Fund is actively managed and the Adviser will vary the Fund’s exposures to issuers, industries, countries and currencies based on the Adviser’s evaluation of investment opportunities within and across markets. In constructing the portfolio, the Adviser uses quantitative models, which combine active management to identify quality companies and statistical measures of risk to assure diversification by issuer, country, currency and industry, as well as additional criteria that form part of the Adviser’s security selection process. The Adviser uses volatility and correlation forecasting and other portfolio construction methodologies to manage the Fund. The Adviser utilizes quantitative risk models in furtherance of the Fund’s investment objective, which seek to control portfolio level risk. Shifts in allocations among issuers, industries, countries or currencies will be determined using the quantitative models based on the Adviser’sdeterminations of risk and quality, as well as other factors including, but not limited to, managing industry and sector exposures. The Fund bears the risk that the quantitative models used by the portfolio managers will not be successful in forecasting market returns or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.When selecting securities for the portfolio, the Adviser will employ tax management strategies which consider the potential impact of federal income tax on shareholders’ investment return. These tax management strategies are generally designed to both (i) reduce the Fund’s overall realization of capital gains, and (ii) minimize the Fund’s realized short-term capital gains as a percentage of the Fund’s total realized capital gains (both long-term and short term), as compared to funds that do not take tax consequences into account. Investors should not expect that there will be no capital gain distributions or that the Fund’s short-term capital gains distributions will necessarily be less than its long-term capital gains distributions, however, as the Fund will balance investment considerations with tax consequences in making investment decisions and the Fund may not employ these tax management strategies at all times. The techniques that may be used to attempt to reduce the impact of federal income tax on shareholders’ investment returns include:•when believed by the Adviser to be appropriate, selling stocks to realize losses, with the specific purpose of offsetting gains;•deferring realizations of net capital gains;•limiting portfolio turnover that may result in taxable gains; and•choosing a tax accounting method that reduces tax liability: for example, using the highest-in, first-out (HIFO) method which sells tax lots of securities that have a higher tax basis before selling tax lots of securities that have a lower tax basis.The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts, forward currency contracts as well as exchange-traded funds and similar pooled investment vehicles for hedging purposes, to gain exposure to the equity market and to maintain liquidity to pay for redemptions. The Fund may invest in short-term instruments, including U.S. Government securities, bank certificates of deposit, money market instruments or funds, and such other liquid investments deemed appropriate by the Adviser. The Fund may invest in these securities without limit for temporary defensive purposes.There is no assurance that the Fund’s use of Equity Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.The Adviser utilizes portfolio optimization techniques to determine trading activity, taking into account anticipated transaction costs associated with trading each Equity Instrument. The Fund employs sophisticated proprietary trading techniques in an effort to mitigate trading costs and execution impact on the Fund.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid, however, all investments long- or short-term are subject to risk of loss. The following is a summary description of certain risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor.Common Stock Risk: The Fund may invest in, or have exposure to, common stocks. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.Counterparty Risk: The Fund may enter into various types of derivative contracts. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund.Currency Risk: Currency risk is the risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses.Derivatives Risk: In general, a derivative instrument typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or level of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include, as further described in the section entitled “Principal Investment Strategies of the Fund,” futures contracts, forward contracts and other derivative instruments where the reference asset is an equity security. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.Foreign Investments Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:•The Fund generally holds its foreign instruments and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.•Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.•The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.•The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.•Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.•Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.•The regulatory, financial reporting, accounting, recordkeeping and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.Forward and Futures Contract Risk: The successful use of forward and futures contracts draws upon the Adviser’sskill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of forward and futures contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.Hedging Transactions Risk: The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs (such as trading commissions and fees).Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including exchange-traded funds (“ETFs”), are subject to market and manager risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds that invest in U.S. government securities seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable NAV money market mutual fund. Moreover, prime money market mutual funds are required to use floating NAVs that do not preserve the value of the Fund’s investment at $1.00 per share. Investments in real estate investment trusts or securities with similar characteristics that pool investors’ capital to purchase or finance real estate investments also involve certain unique risks, including concentration risk (by geography or property type) and interest rate risk (i.e., in a rising interest rate environment, the stock prices of real estate-related investments may decline and the borrowing costs of these companies may increase).Manager Risk: If the Adviser makes poor investment decisions, it will negatively affect the Fund’s investment performance.Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. Recently, there have been inflationary price movements and rising interest rates. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.Mid-Cap Securities Risk: The Fund may invest in, or have exposure to, the securities of mid-cap companies. The prices of securities of mid-cap companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large-cap companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession.Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models and information and data supplied or made available by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.When Models and Data prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties or otherwise, the success of relying on such models may depend on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.All models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect. However, even if data is inputted correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.The Fund is unlikely to be successful unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated, and major losses may result.The Adviser, in its sole discretion, will continue to test, evaluate and add new models, which may result in the modification of existing models from time to time. There can be no assurance that model modifications will enable the Fund to achieve its investment objective.Small-Cap Securities Risk: Investments in or exposure to the securities of companies with smaller market capitalizations involve higher risks in some respects than do investments in securities of larger companies. For example, prices of such securities are often more volatile than prices of large capitalization securities. In addition, due to thin trading in some such securities, an investment in these securities may be less liquid (i.e., harder to sell) than that of larger capitalization securities. Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.Tax-Managed Investment Risk: When employing tax managed strategies, the performance of the Fund may deviate from that of non-tax managed funds and may not provide as high a return before consideration of federal income tax consequences as non-tax managed funds. Each Fund’s tax-sensitive investment strategy involves active management with the intent of minimizing the amount of realized gains from the sale of securities; however, market conditions may limit the Fund’s ability to execute such strategy. Each Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Although, when employing tax managed strategies, each Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to non-tax managed funds, there can be no assurance about the size of taxable distributions to shareholders.Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below shows summary performance information for the Fund in a bar chart and an average annual total returns table. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.The Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results. Updated information on the Fund’s performance, including its current NAV per share, can be obtained by visiting https://funds.aqr.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below shows summary performance information for the Fund in a bar chart and an average annual total returns table. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://funds.aqr.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares—Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the indicated calendar years.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly ReturnLowest Quarterly Return13.70%12/31/22-18.13%3/31/20
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2022
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	 After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table compares the Fund’s average annual total returns for Class I Shares, Class N Shares and Class R6 Shares as of December 31, 2022 to the MSCI World ex-USA Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes and the return after taxes on distributions due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.
AQR International Defensive Style Fund | I
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	0.01%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.24%
Total Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Less: Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	0.56%
1 Year	rr_ExpenseExampleYear01	$ 57
3 Years	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	353
10 Years	rr_ExpenseExampleYear10	$ 802
2013	rr_AnnualReturn2013	14.64%
2014	rr_AnnualReturn2014	1.39%
2015	rr_AnnualReturn2015	(0.90%)
2016	rr_AnnualReturn2016	2.57%
2017	rr_AnnualReturn2017	21.60%
2018	rr_AnnualReturn2018	(10.34%)
2019	rr_AnnualReturn2019	18.39%
2020	rr_AnnualReturn2020	8.44%
2021	rr_AnnualReturn2021	7.58%
2022	rr_AnnualReturn2022	(14.26%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.13%)
OneYear	rr_AverageAnnualReturnYear01	(14.26%)
FiveYear	rr_AverageAnnualReturnYear05	1.21%
TenYear	rr_AverageAnnualReturnYear10	4.31%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 09, 2012
AQR International Defensive Style Fund | N
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.01%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.23%
Total Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Less: Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[1]
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	0.81%
1 Year	rr_ExpenseExampleYear01	$ 83
3 Years	rr_ExpenseExampleYear03	276
5 Years	rr_ExpenseExampleYear05	485
10 Years	rr_ExpenseExampleYear10	$ 1,089
OneYear	rr_AverageAnnualReturnYear01	(14.47%)
FiveYear	rr_AverageAnnualReturnYear05	0.95%
TenYear	rr_AverageAnnualReturnYear10	4.05%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 09, 2012
AQR International Defensive Style Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	0.01%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Total Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Less: Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	0.46%
1 Year	rr_ExpenseExampleYear01	$ 47
3 Years	rr_ExpenseExampleYear03	167
5 Years	rr_ExpenseExampleYear05	298
10 Years	rr_ExpenseExampleYear10	$ 681
OneYear	rr_AverageAnnualReturnYear01	(14.25%)
FiveYear	rr_AverageAnnualReturnYear05	1.30%
TenYear	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.52%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 2014
AQR International Defensive Style Fund | Return After Taxes on Distributions | I
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	(14.51%)
FiveYear	rr_AverageAnnualReturnYear05	0.84%
TenYear	rr_AverageAnnualReturnYear10	3.85%
AQR International Defensive Style Fund | Return After Taxes on Distributions and Sale of Fund Shares | I
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	(8.01%)
FiveYear	rr_AverageAnnualReturnYear05	1.09%
TenYear	rr_AverageAnnualReturnYear10	3.51%
AQR International Defensive Style Fund | MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) | I
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	(14.29%)
FiveYear	rr_AverageAnnualReturnYear05	1.79%
TenYear	rr_AverageAnnualReturnYear10	4.59%
AQR International Defensive Style Fund | MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) | N
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	(14.29%)
FiveYear	rr_AverageAnnualReturnYear05	1.79%
TenYear	rr_AverageAnnualReturnYear10	4.59%
AQR International Defensive Style Fund | MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes) | R6
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	(14.29%)
FiveYear	rr_AverageAnnualReturnYear05	1.79%
TenYear	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.72%	[2]

[1]	The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.15% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares. "Specified Expenses" for this purpose include all Fund operating expenses other than management fees and 12b-1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2024. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non-Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty-six month period following the end of the month during which theAdviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.
[2]	Since inception performance is shown for Class R6 since it does not have 10 years of performance history.